Note 12 - Employee Benefits (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012
Defined Contribution Plan, Cost Recognized	$ 218	$ 210	$ 222
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	255,381	280,028
Cash Surrender Value of Life Insurance	23,134
Other Assets	6,076			6,705
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		4,919
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	4,480
Defined Benefit Plan, Benefit Obligation	1,580	2,041
Supplemental Retirement Plans [Member]
Defined Contribution Plan, Cost Recognized	318	317	536
Annuity Assets [Member]
Other Assets	$ 1,922